SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A Common Stock reflected on the condensed consolidated balance sheet are reconciled

		For the Period from
	For Nine	February 8, 2021
	Months ended	(inception)
	September 30,	through
	2022	December 31, 2021
Contingently redeemable Class A Common Stock – Opening Balance	$117,300,000	$—
Gross Proceeds	—	115,000,000
Less:
Proceeds allocated to public warrants and private warrants	—	(10,614,500)
Issuance costs related to Class A Common Stock	—	(6,146,054)
Plus:
Re-measurement of carrying value to redemption value	2,833,869	19,060,554
Contingently redeemable Class A Common Stock - Ending Balance	120,133,869	117,300,000

As of December 31, 2021
Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants and private warrants	(10,614,500)
Issuance costs related to Class A Common Stock	(6,146,054)
Plus:
Re-measurement of carrying value to redemption value	19,060,554
Contingently redeemable Class A Common Stock	117,300,000

Schedule of basic and diluted net income per common share

				For the
			Nine months	Period from
	Three Months Ended		Ended	February 8, 2021
	September 30,		September 30,	(inception) Through
	2022	2021	2022	September 30, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: earnings allocable to redeemable Class A Common Stock subject to possible redemption	$(117,823)	$993,905	$2,300,089	$3,831,255

Denominator: weighted average number of redeemable Class A Common Stock	11,500,000	11,500,000	11,500,000	6,997,872
Basic and diluted net income per redeemable Class A Common Stock	$0.01	$0.09	$0.20	$0.55

Non-redeemable Class A and Class B common stock
Numerator: net income (loss) allocable to non-redeemable Class A and Class B common stock	$(35,452)	$299,060	$692,082	$1,769,016

Denominator: weighted average number of non-redeemable Class A and Class B common stock
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,460,275	3,460,275	3,460,275	3,231,146
Basic and diluted net income per non-redeemable Class and Class B common stock	$0.01	$0.09	$0.20	$0.55

For the period of
February 8, 2021 (inception)
Through
December 31, 2021
Redeemable Class A common shares
Numerator:
Net income allocable to common stock subject to possible redemption	$3,671,658

Denominator: weighted average number of redeemable common share	8,264,526
Basic and diluted net income per redeemable common share	$0.44

Non-redeemable Class A and Class B common shares
Numerator:
Net income allocable to common stock not subject to redemption	$1,464,132

Denominator: weighted average number of non-redeemable common shares	3,295,610
Basic and diluted net loss per non-redeemable private placement and common share	$0.44